INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 2,476	$ 3,571
Cost of revenues	(9,572)	(6,084)
Gross loss	(7,096)	(2,513)
Operating expenses:
Research and development	49,888	44,700
Sales and marketing	4,620	5,381
General and administrative	9,169	9,744
Total operating expenses	63,677	59,825
Operating loss	(70,773)	(62,338)
Financial income, net	5,267	4,040
Loss before taxes on income	(65,506)	(58,298)
Taxes on income	(468)	(48)
Net loss	$ (65,974)	$ (58,346)
Basic net loss per ordinary share	$ (0.48)	$ (0.43)
Diluted net loss per ordinary share	$ (0.48)	$ (0.43)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	136,640,997	134,607,839
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	136,640,997	134,607,839